Cover	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2021
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505708
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56291
Entity Address Address Line 1	6810 North State Road 7
Entity Address City Or Town	Coconut Creek
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33073
City Area Code	954
Local Phone Number	906-0098
Amendment Description	This Current Report on Form 8-K/A (Amendment Number 4) amends and supplements our Current Report on Forms 8-K/A filed with the Securities and Exchange Commission on September 1, 2021, December 13, 2021, October 3, 2022, and October 4, 2022. In connection with the closing of our 100% acquisition on October 3, 2022, Consolidated became our wholly owned subsidiary. We included in our Form 8-K, Amendment Number 2, the financial statements of Consolidated for the fiscal years ended December 31, 2020 and December 31, 2021 and the 6 months ended June 30, 2022, which are incorporated herein by reference. As detailed immediately below in Item 9.01, we have included the Unaudited Pro Forma Condensed Combined Financial Statements of Integrated Cannabis Solutions, Inc. and Subsidiaries.